Foreign Activities (Estimated Financial Information by Geographic Areas) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	¥ 5,408,623	¥ 5,194,107	¥ 4,187,473
Total expense	[2]	4,537,781	3,532,288	3,914,930
Income (loss) before income tax expense (benefit)		870,842	1,661,819	272,543
Net income (loss) attributable to Mitsubishi UFJ Financial Group		718,645	1,228,160	202,680
Total assets at end of fiscal year		305,228,899	300,570,312	297,185,019
Domestic, Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	1,886,469	2,127,278	1,903,336
Total expense	[2]	2,204,147	1,687,344	2,345,731
Income (loss) before income tax expense (benefit)		(317,678)	439,934	(442,395)
Net income (loss) attributable to Mitsubishi UFJ Financial Group		(345,148)	140,091	(365,734)
Total assets at end of fiscal year		194,070,495	196,121,542	191,305,636
Foreign, United States of America [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	1,637,569	1,337,529	749,513
Total expense	[2]	1,012,978	843,885	677,548
Income (loss) before income tax expense (benefit)		624,591	493,644	71,965
Net income (loss) attributable to Mitsubishi UFJ Financial Group		573,698	447,887	119,189
Total assets at end of fiscal year		49,987,389	44,831,664	46,053,230
Foreign, Europe [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	222,267	506,211	330,751
Total expense	[2]	173,934	173,665	138,128
Income (loss) before income tax expense (benefit)		48,333	332,546	192,623
Net income (loss) attributable to Mitsubishi UFJ Financial Group		50,877	322,581	216,584
Total assets at end of fiscal year		21,535,278	22,342,574	23,821,920
Foreign, Asia / Oceania Excluding Japan [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1]	1,157,946	779,983	818,917
Total expense	[2]	892,729	651,125	582,665
Income (loss) before income tax expense (benefit)		265,217	128,858	236,252
Net income (loss) attributable to Mitsubishi UFJ Financial Group		214,582	92,016	102,803
Total assets at end of fiscal year		27,992,986	27,163,121	25,255,955
Foreign, Other Areas [Member]
Foreign Activities Disclosure [Line Items]
Total revenue	[1],[3]	504,372	443,106	384,956
Total expense	[2],[3]	253,993	176,269	170,858
Income (loss) before income tax expense (benefit)	[3]	250,379	266,837	214,098
Net income (loss) attributable to Mitsubishi UFJ Financial Group	[3]	224,636	225,585	129,838
Total assets at end of fiscal year	[3]	¥ 11,642,751	¥ 10,111,411	¥ 10,748,278

[1]	Total revenue is comprised of Interest income and Non-interest income.
[2]	Total expense is comprised of Interest expense, Provision for (reversal of) credit losses and Non-interest expense.
[3]	Other areas primarily include Canada, Latin America, the Caribbean and the Middle East.